                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number:                    811-4977

Exact name of registrant as specified in charter:      Voyageur Insured Funds

Address of principal executive offices:                2005 Market Street
                                                       Philadelphia, PA 19103

Name and address of agent for service:                 Richelle S. Maestro, Esq.
                                                       2005 Market Street
                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:    (800) 523-1918

Date of fiscal year end:                               August 31

Date of reporting period:                              November 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

DELAWARE TAX-FREE ARIZONA INSURED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

November 30, 2004

                                                                                                       PRINCIPAL         MARKET
                                                                                                        AMOUNT           VALUE
                                                                                                    --------------   --------------
MUNICIPAL BONDS-98.37%
Airport Revenue Bonds - 10.67%
Phoenix Civic Improvement Corporation Airport Revenue Series B 5.25% 7/1/32 (FGIC)(AMT)             $    9,300,000   $    9,480,141
Tucson Airport Authority 5.35% 6/1/31 (AMBAC)(AMT)                                                       5,000,000        5,116,450
                                                                                                                     --------------
                                                                                                                         14,596,591
                                                                                                                     --------------
City General Obligation Bonds - 0.75%
DC Ranch Community Facilities 5.00% 7/15/27 (AMBAC)                                                      1,000,000        1,022,230
                                                                                                                     --------------
                                                                                                                          1,022,230
                                                                                                                     --------------
Convention Center/Auditorium/Hotel Revenue Bonds - 1.86%
Arizona Tourism & Sports Authority Tax Revenue Multipurpose Stadium Facilities
 Series A 5.00% 7/1/28 (MBIA)                                                                            2,500,000        2,543,725
                                                                                                                     --------------
                                                                                                                          2,543,725
                                                                                                                     --------------
Dedicated Tax & Fees Revenue Bonds - 2.96%
Phoenix Industrial Development Authority Lease Revenue (Capitol Mall LLC II Project)
 5.00% 9/15/28 (AMBAC)                                                                                   4,000,000        4,049,680
                                                                                                                     --------------
                                                                                                                          4,049,680
                                                                                                                     --------------
Escrowed to Maturity Bonds - 0.27%
Phoenix Street & Highway Revenue 6.50% 7/1/09 (AMBAC)                                                      350,000          365,768
                                                                                                                     --------------
                                                                                                                            365,768
                                                                                                                     --------------
Higher Education Revenue Bonds - 10.83%
Arizona State Board of Regents Certificates of Participation (University of Arizona
 Main Campus) Series 2000 A1 5.125% 6/1/25 (AMBAC)                                                       1,250,000        1,294,188
Arizona State University Certificates of Participation (Research Infrastructure Project)
 5.00% 9/1/30 (AMBAC)                                                                                    2,500,000        2,533,525
Glendale Industrial Development Authority Educational Facilities (American Graduate
 School International)
  5.625% 7/1/20 (Connie Lee)                                                                             1,000,000        1,056,440
  5.875% 7/1/15 (Connie Lee)                                                                             2,500,000        2,627,699
Mohave County Community College 6.00% 3/1/20 (MBIA)                                                      1,000,000        1,123,020
South Campus Group Student Housing Revenue (Arizona State University South Campus Project)
  5.625% 9/1/35 (MBIA)                                                                                   1,000,000        1,079,220
Southern Arizona Capital Facilities Finance (University of Arizona Project)
  5.10% 9/1/33 (MBIA)                                                                                    2,650,000        2,944,123
University of Arizona Certificates of Participation
 (University of Arizona Project) Series A 5.125% 6/1/21 (AMBAC)                                          1,000,000        1,051,580
 (University of Arizona Parking and Student Housing) 5.75% 6/1/19 (AMBAC)                                1,000,000        1,102,400
                                                                                                                     --------------
                                                                                                                         14,812,195
                                                                                                                     --------------
Hospital Revenue Bonds - 12.05%
Maricopa County Industrial Development Authority (Catholic Healthcare West) Series A 5.50% 7/1/26        1,000,000        1,015,580
Mesa Industrial Development Authority (Discovery Health Systems) Series A 5.625% 1/1/29 (MBIA)           9,250,000        9,900,552
Phoenix Industrial Development Authority Hospital Revenue (John C. Lincoln Health)
 Series B 5.75% 12/1/16 (Connie Lee)                                                                     4,110,000        4,525,562
Yavapai County Industrial Development Authority (Yavapai Regional Medical Center)
 5.25% 8/1/21 (RADIAN)                                                                                   1,000,000        1,042,340
                                                                                                                     --------------
                                                                                                                         16,484,034
                                                                                                                     --------------
Multifamily Housing Revenue Bonds - 8.96%
Maricopa County Industrial Development Authority Multifamily Housing Revenue (Sly-Mar Apartments
 Project) 6.10% 4/20/36 (GNMA)(AMT)                                                                      1,300,000        1,381,211
Phoenix Industrial Development Authority Multifamily Housing Revenue
 (Capital Mews Apartments) 5.70% 12/20/40 (GNMA)(AMT)                                                    2,000,000        2,068,660
 (Ventana Palms Apartments)
  6.15% 10/1/29 (MBIA)                                                                                     510,000          538,611
  6.20% 10/1/34 (MBIA)                                                                                     940,000          995,526

Pima County Industrial Development Authority Multifamily Housing Revenue (Columbus Village)
 Series A 6.00% 10/20/31 (GNMA)                                                                          1,150,000        1,159,741
  6.05% 10/20/41 (GNMA)                                                                                  1,520,000        1,532,829
Yuma Industrial Development Authority Multifamily Revenue Series A
  6.10% 9/20/19 (GNMA)(AMT)                                                                              2,340,000        2,565,388
  (Regency Apartments) Series A 5.50% 12/20/32 (GNMA)(FHA)                                               2,000,000        2,006,000
                                                                                                                     --------------
                                                                                                                         12,247,966
                                                                                                                     --------------
Municipal Lease Revenue Bonds - 12.09%
Arizona School Facilities Board Certificates of Participation Series A 5.00% 9/1/18 (FGIC)               1,000,000        1,069,610
Maricopa County Industrial Development Authority Correctional Facilities (Phoenix West Prison)
 Series 5.375% 7/1/22 (ACA)                                                                                250,000          257,278
Phoenix Industrial Development Authority Lease Revenue (Capitol Mall LLC Project)
 5.50% 9/15/27 (AMBAC)                                                                                   5,000,000        5,356,749
Pinal County Certificates of Participation 5.125% 6/1/21 (AMBAC)                                         4,675,000        4,916,137
Salt River Project Arizona Agricultural Improvement & Power District Certificates of
 Participation 5.00% 12/1/18 (MBIA)                                                                      2,500,000        2,655,375
University of Arizona Certificates of Participation Series B 5.00% 6/1/31 (AMBAC)                        2,250,000        2,275,628
                                                                                                                     --------------
                                                                                                                         16,530,776
                                                                                                                     --------------
Political Subdivision General Obligation Bonds - 1.07%
Phoenix Variable Purpose Series B 5.00% 7/1/27                                                           1,435,000        1,464,446
                                                                                                                     --------------
                                                                                                                          1,464,446
                                                                                                                     --------------
*Pre-Refunded Bonds - 8.78%
Maricopa County School District #3 (Tempe Elementary) Series E 5.70% 7/1/16-09 (FGIC)                    1,025,000        1,159,439
Oro Valley Common Trust Funds Partnership 5.75% 7/1/17-06 (MBIA)                                         1,000,000        1,064,760
Puerto Rico Commonwealth Public Improvement 5.125% 7/1/30-11 (FSA)                                         770,000          859,551
Puerto Rico Commonwealth Public Improvement Series A
  5.00% 7/1/27-12                                                                                        1,000,000        1,110,760
  5.125% 7/1/31-11                                                                                       1,205,000        1,345,142
Puerto Rico Public Buildings Authority Series D 5.25% 7/1/27-12                                            730,000          807,533
Surprise Municipal Property Excise Tax Revenue 5.70% 7/1/20-09 (FGIC)                                    5,000,000        5,655,800
                                                                                                                     --------------
                                                                                                                         12,002,985
                                                                                                                     --------------
Public Power Revenue Bonds - 3.41%
Energy Management Services (Arizona State University - Main Campus) 5.25% 7/1/17 (MBIA)                  1,500,000        1,630,290
Salt River Project Arizona Agricultural Improvement & Power District Electric System Revenue
 (Salt River Project)
  Series A 5.00% 1/1/31                                                                                  1,000,000        1,013,570
  Series B 5.00% 1/1/31 (MBIA)                                                                           2,000,000        2,027,140
                                                                                                                     --------------
                                                                                                                          4,671,000
                                                                                                                     --------------
Public Utility District Revenue Bonds - 3.72%
Maricopa County Pollution Control (Palo Verde Project) Series A 5.05% 5/1/29 (AMBAC)                     5,000,000        5,091,900
                                                                                                                     --------------
                                                                                                                          5,091,900
                                                                                                                     --------------
School District General Obligation Bonds - 3.13%
Cochise County Unified School District #68 7.50% 7/1/10 (FGIC)                                           1,000,000        1,218,040
Maricopa County School District #14 (Creighton School Improvement Project of 1990)
 Series C 6.50% 7/1/08 (FGIC)                                                                            1,000,000        1,131,400
Maricopa County School District #38 (Madison Elementary) 5.00% 7/1/14 (FSA)                              1,750,000        1,927,695
                                                                                                                     --------------
                                                                                                                          4,277,135
                                                                                                                     --------------
School Districts Revenue Bonds - 0.80%
Coconino County United School District #8 (Aid Revenue) 5.00% 7/1/15 (MBIA)                              1,000,000        1,091,840
                                                                                                                     --------------
                                                                                                                          1,091,840
                                                                                                                     --------------
Single Family Housing Revenue Bonds - 0.18%
Pima County Industrial Development Authority Single Family Housing Revenue
 Series B-1 6.10% 5/1/31 (GNMA)(AMT)                                                                       240,000          249,005
                                                                                                                     --------------
                                                                                                                            249,005
                                                                                                                     --------------
Territorial General Obligation Bonds - 1.07%
Puerto Rico Commonwealth Refunding Public Improvements Series A 5.50% 7/1/19                             1,300,000        1,459,406
                                                                                                                     --------------
                                                                                                                          1,459,406
                                                                                                                     --------------

Territorial Revenue Bonds - 5.93%
Puerto Rico Commonwealth Public Improvement (Unrefunded Balance) 5.125% 7/1/30 (FSA)                       480,000          493,282
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                                       2,370,000        2,402,255
Puerto Rico Electric Power Authority Power Revenue
  Series NN 5.00% 7/1/32 (MBIA)                                                                          1,750,000        1,787,293
  Series OO 5.00% 7/1/13 (CIFG)                                                                          1,500,000        1,647,480
Puerto Rico Public Buildings Authority Revenue (Government Facilities)  Series I 5.25% 7/1/33              500,000          514,780
Puerto Rico Public Buildings Authority Revenue (Unrefunded Balance) Series D 5.25% 7/1/27                  270,000          279,547
Virgin Islands Public Finance Authority (Gross Receipts Taxes) 5.00% 10/1/31 (ACA)                       1,000,000          989,000
                                                                                                                     --------------
                                                                                                                          8,113,637
                                                                                                                     --------------
Transportation Revenue Bonds - 4.25%
Arizona State Transportation Board Highway Revenue Series A
  5.00% 7/1/21                                                                                           2,500,000        2,634,550
  5.00% 7/1/23                                                                                           1,000,000        1,044,490
Arizona State Transportation Board Highway Revenue Series B
  5.25% 7/1/21 (AMBAC)                                                                                   1,000,000        1,069,920
  5.25% 7/1/22                                                                                           1,000,000        1,065,230
                                                                                                                     --------------
                                                                                                                          5,814,190
                                                                                                                     --------------
Water & Sewer Revenue Bonds- 5.59%
Gilbert Water Municipal Property Wastewater System & Utility Revenue 4.90% 4/1/19                          750,000          740,078
Glendale Water & Sewer Revenue 5.00% 7/1/28 (AMBAC)                                                      2,000,000        2,038,800
Phoenix Civic Improvement Corporation Wastewater Systems Revenue Junior Lien
  5.00% 7/1/24 (FGIC)                                                                                    1,000,000        1,028,470
  5.00% 7/1/26 (FGIC)                                                                                    3,750,000        3,841,387
                                                                                                                     --------------
                                                                                                                          7,648,735
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS (COST $127,997,782)                                                                               134,537,245
                                                                                                                     ==============
SHORT-TERM INVESTMENTS - 0.42%
Federated Arizona Municipal Cash Trust                                                                     575,041          575,041
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $575,041)                                                                                575,041
                                                                                                                     ==============
TOTAL MARKET VALUE OF SECURITIES - 98.79%
 (cost $128,572,823)                                                                                                    135,112,286
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.21%                                                       1,650,977
                                                                                                                     --------------
NET ASSETS APPLICABLE TO 12,062,250 SHARES OUTSTANDING - 100.00%                                                     $  136,763,263
                                                                                                                     ==============

*Pre-Refunded Bonds are municipals that are generally backed or secured by the U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

SUMMARY OF ABBREVIATIONS:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - Insured by CDS IXIS Financial Guaranty
Connie Lee - Insured by the College Construction Insurance Association FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
GNMA - Insured by the Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Voyageur Insured Funds - Delaware Tax-Free Arizona Insured Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At November 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2004, the aggregate cost of investment and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                   $  128,572,823
                                                --------------
Aggregate unrealized appreciation                    6,770,644
Aggregate unrealized depreciation                     (231,201)
                                                --------------
Net unrealized appreciation                     $    6,539,443
                                                --------------

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

DELAWARE TAX-FREE MINNESOTA INSURED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

November 30, 2004

                                                                                                       PRINCIPAL         MARKET
                                                                                                        AMOUNT           VALUE
                                                                                                    --------------   --------------
MUNICIPAL BONDS-97.01%
Airport Revenue Bonds - 4.45%
Minneapolis/St. Paul Metropolitan Airports Commission Revenue
  Series A 5.00% 1/1/22 (MBIA)                                                                      $    2,000,000   $    2,078,760
  Series A 5.125% 1/1/25 (FGIC)                                                                            100,000          102,984
  Series C 5.125% 1/1/20 (FGIC)                                                                          2,000,000        2,119,960
  Series C 5.25% 1/1/32 (FGIC)                                                                           6,595,000        6,834,926
                                                                                                                     --------------
                                                                                                                         11,136,630
                                                                                                                     --------------
Corporate-Backed Revenue Bonds - 0.71%
Sartell Environmental Improvement Revenue (International Paper) Series A 5.20% 6/1/27                    1,800,000        1,789,362
                                                                                                                     --------------
                                                                                                                          1,789,362
                                                                                                                     --------------
Escrowed to Maturity Bonds - 14.85%
Dakota/Washington Counties Housing & Redevelopment Authority Anoka Single Family
 Residential Mortgage Revenue 8.45% 9/1/19 (GNMA) (AMT)                                                  9,000,000       13,000,680
Dakota/Washington Counties Housing & Redevelopment Authority Bloomington Single
Family Residential Mortgage Revenue                                                                        405,000          556,308
  8.15% 9/1/16 (MBIA) (AMT)
  8.375% 9/1/21 (GNMA) (FHA) (AMT)                                                                      14,115,000       20,594,490
Western Minnesota Municipal Power Agency Supply Revenue Series A
  6.60% 1/1/10                                                                                           2,000,000        2,223,280
  9.75% 1/1/16 (MBIA)                                                                                      530,000          797,947
                                                                                                                     --------------
                                                                                                                         37,172,705
                                                                                                                     --------------
Higher Education Revenue Bonds - 3.87%
Minnesota State Colleges & Universities Revenue Series A 5.00% 10/1/22 (FSA)                             5,135,000        5,349,130
Minnesota State Higher Education Facilities Authority Revenue (St. Catherine College)
 Series 5-N1 5.00% 10/1/18                                                                               2,200,000        2,269,630
St. Cloud Housing & Redevelopment Authority Revenue (State University Foundation
 Project) 5.00% 5/1/23                                                                                   2,000,000        2,064,320
                                                                                                                     --------------
                                                                                                                          9,683,080
                                                                                                                     --------------
Hospital Revenue Bonds - 19.73%
Duluth Economic Development Authority Health Care Facilities (Benedictine Health
 System) 5.25% 2/15/28                                                                                   8,500,000        8,544,879
Minneapolis Health Care System Revenue (Allina Health Systems) Series A 5.75% 11/15/32                   7,800,000        8,183,136
Minneapolis Health Care System Revenue (Fairview Health Services) Series A 5.625% 5/15/32                5,400,000        5,642,082
Minneapolis/St. Paul Housing & Redevelopment Authority Health Care Systems
(Children's Health Care) Series A 5.50% 8/15/25 (FSA)                                                    2,250,000        2,349,090
Minneapolis/St. Paul Housing & Redevelopment Authority Health Care Systems Revenue
  5.00% 11/15/13 (AMBAC)                                                                                 6,490,000        6,569,503
  5.625% 12/1/22                                                                                           650,000          668,954
  5.875% 12/1/29                                                                                         1,000,000        1,033,150
Minnesota Agricultural & Economic Development Health Care System (Fairview
 Hospital) Series 97A 5.75% 11/15/26 (MBIA)                                                             10,250,000       11,201,302
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B
  5.50% 7/1/25                                                                                           2,000,000        2,097,060
St. Paul Housing & Redevelopment Authority Hospital Revenue (St. Paul/Ramsey
 Medical Center Project) 5.50% 5/15/13 (AMBAC)                                                           1,000,000        1,012,690
Willmar (Rice Memorial Hospital Project)
  5.00% 2/1/22 (FSA)                                                                                     1,000,000        1,045,980
  5.00% 2/1/25 (FSA)                                                                                     1,000,000        1,032,080
                                                                                                                     --------------
                                                                                                                         49,379,906
                                                                                                                     --------------
Miscellaneous Revenue Bonds - 0.83%
Minneapolis Community Development Agency Supported Series G-3 5.45% 12/1/31                              2,000,000        2,068,620
                                                                                                                     --------------
                                                                                                                          2,068,620
                                                                                                                     --------------

Multifamily Housing Revenue Bonds - 6.75%
Chaska Waters Edge Multifamily Revenue Series A 7.30% 1/20/30 (GNMA)                                     3,257,000        3,426,690
Eagan Multifamily Revenue (Woodridge Apartments) 5.90% 8/1/20 (GNMA)                                     1,000,000        1,048,970
Hopkins Multifamily Revenue (Auburn Apartments Project) Series A 8.05% 6/20/31 (GNMA)                    3,790,000        4,024,791
Minneapolis Multifamily Housing Revenue
 (Seward Towers Project)
  5.00% 5/20/36 (GNMA)                                                                                   4,000,000        4,025,239
 (Bottineau Commons Project)
  5.45% 4/20/43 (GNMA) (AMT)                                                                             1,500,000        1,526,625
Minneapolis/St. Paul Housing Finance Board Revenue (Trinity Apartments) Series A
 8.125% 12/1/14 (GNMA) (FHA) (AMT)                                                                          10,000           10,005
Minnesota State Housing Finance Agency Rental Housing Revenue Series C-2 5.95%
 2/1/15 (AMBAC)                                                                                          1,692,000        1,729,715
White Bear Lake Multifamily Revenue (Lake Square) Series A 5.875% 2/1/15 (FHA)                           1,055,000        1,102,739
                                                                                                                     --------------
                                                                                                                         16,894,774
                                                                                                                     --------------
Municipal Lease Revenue Bonds - 4.94%
Hopkins Housing & Redevelopment Authority Public Works and Fire Station Series A
  5.00% 2/1/23 (MBIA)                                                                                    1,210,000        1,258,037
Minneapolis Special School District #001 Series A
  5.00% 2/1/18 (FSA)                                                                                     1,545,000        1,634,965
  5.00% 2/1/19 (FSA)                                                                                     1,535,000        1,618,519
  5.00% 2/1/20 (FSA)                                                                                     1,690,000        1,775,531
St. Paul Port Authority Lease Revenue (Cedar Street Office Building Project)
  5.125% 12/1/27                                                                                         2,000,000        2,063,300
  5.25% 12/1/27                                                                                          3,840,000        4,003,201
                                                                                                                     --------------
                                                                                                                         12,353,553
                                                                                                                     --------------
Political Subdivision General Obligation Bonds - 1.25%
Dakota County Community Development Agency Governmental Housing Development
  5.00% 1/1/21                                                                                           1,275,000        1,332,936
Western Lake Superior Sanitation District Series A
  6.00% 10/1/08 (MBIA) (AMT)                                                                               400,000          411,448
  6.10% 10/1/09 (MBIA) (AMT)                                                                               425,000          437,869
  6.20% 10/1/10 (MBIA) (AMT)                                                                               450,000          463,919
  6.20% 10/1/11 (MBIA) (AMT)                                                                               475,000          488,851
                                                                                                                     --------------
                                                                                                                          3,135,023
                                                                                                                     --------------
*Pre-Refunded Bonds - 8.98%
Southern Minnesota Municipal Power Agency Supply Revenue Series A
  5.75% 1/1/18-05                                                                                        3,790,000        4,136,179
  5.75% 1/1/18-05 (AMBAC)                                                                                  670,000          731,198
North St. Paul Maplewood Independent School District #622 Series A
  7.10% 2/1/19-05 (MBIA)                                                                                 5,935,000        5,986,338
  7.10% 2/1/25-05 (FSA)                                                                                 11,525,000       11,624,691
                                                                                                                     --------------
                                                                                                                         22,478,406
                                                                                                                     --------------
Public Power Revenue Bonds - 8.52%
&Northern Municipal Power Agency Electric System Revenue, Inverse Floater ROLs
 Series II-R-32 8.696% 1/1/13 (FSA)                                                                      4,585,000        5,456,333
Shakopee Public Utilities Commission Public Utilities Revenue 5.125% 2/1/26 (MBIA)                       1,850,000        1,905,722
Southern Minnesota Municipal Power Agency Supply System Revenue Series A
  5.25% 1/1/15 (AMBAC)                                                                                   1,500,000        1,676,100
  5.25% 1/1/16 (AMBAC)                                                                                   5,000,000        5,595,500
&Southern Minnesota Municipal Power Agency Supply System Revenue, Inverse
 Floater ROLs Series II-R-189 5.32% 1/1/16 (AMBAC)                                                       5,000,000        5,595,500
Western Minnesota Municipal Power Agency Series B 5.00% 1/1/15 (MBIA)                                    1,000,000        1,094,030
                                                                                                                     --------------
                                                                                                                         21,323,185
                                                                                                                     --------------
School District General Obligation Bonds - 18.35%
Big Lake Independent School District #727 Series A
  5.00% 2/1/17 (FSA)                                                                                     1,040,000        1,103,534
  5.00% 2/1/20 (FSA)                                                                                     1,000,000        1,055,450
Centennial Independent School District #012 Series A 5.00% 2/1/18 (FSA)                                  1,270,000        1,343,952
Morris Independent School District #769 5.00% 2/1/24 (MBIA)                                              4,875,000        5,054,985

Mounds View Independent School District #621
  5.00% 2/1/20 (MBIA)                                                                                    2,970,000        3,120,312
  5.375% 2/1/24 (FGIC)                                                                                   6,170,000        6,813,098
Osseo Independent School District #279 Series A 5.00% 2/1/21 (FSA)                                       3,570,000        3,732,649
Robbinsdale Independent School District #281 5.00% 2/1/21 (FSA)                                          1,310,000        1,369,684
&Rockford Independent School District #883, Inverse Floater ROLs Series II-R-30-B
 9.408% 2/1/21 (FSA)                                                                                     1,605,000        1,914,091

^Rosemount Independent School District #196 Series B
  5.80% 4/1/09 (FSA)                                                                                     1,860,000        1,618,721
  5.85% 4/1/10 (FSA)                                                                                     2,240,000        1,863,344
^Sauk Rapids Independent School District #047 Series B
  5.983% 2/1/15 (FSA)                                                                                    2,700,000        1,679,400
  6.083% 2/1/17 (FSA)                                                                                    2,245,000        1,235,850
&South Washington County Independent School District #833, Inverse Floater ROLS
  9.408% 2/1/20 (MBIA)                                                                                   3,440,000        4,102,475
  9.408% 2/1/21 (MBIA)                                                                                   3,645,000        4,346,954
St. Michael Independent School District #885
  5.00% 2/1/20 (FSA)                                                                                     1,970,000        2,069,702
  5.00% 2/1/27 (FSA)                                                                                     3,435,000        3,505,074
                                                                                                                     --------------
                                                                                                                         45,929,275
                                                                                                                     --------------
Single Family Housing Revenue Bonds - 0.26%
Dakota County Housing & Redevelopment Authority Single Family Mortgage Revenue
  5.85% 10/1/30 (GNMA) (FNMA) (AMT)                                                                        561,000          572,456
  6.70% 10/1/17 (FNMA)                                                                                      75,000           76,619
                                                                                                                     --------------
                                                                                                                            649,075
                                                                                                                     --------------
State General Obligation Bonds - 2.35%
Minnesota State 5.00% 11/1/20 (FSA)                                                                      5,500,000        5,880,765
                                                                                                                     --------------
                                                                                                                          5,880,765
                                                                                                                     --------------
Territorial Revenue Bonds - 1.18%
Puerto Rico Electric Power Authority Power Revenue
  Series GG 4.75% 9/1/21 (FSA)                                                                           1,000,000        1,025,180
  Series OO 5.00% 7/1/13 (CIFG)                                                                          1,750,000        1,922,060
                                                                                                                     --------------
                                                                                                                          2,947,240
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS (COST $226,655,456)                                                                               242,821,599
                                                                                                                     ==============

SHORT-TERM INVESTMENTS - 1.64%
**Variable Rate Demand Notes - 1.64%
Minneapolis Library 1.54% 12/1/32 (SPA Dexia Credit Local)                                               4,100,000        4,100,000
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,100,000)                                                                            4,100,000
                                                                                                                     ==============

TOTAL MARKET VALUE OF SECURITIES - 98.65%
 (cost $230,755,456)                                                                                                    246,921,599
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.35%                                                       3,388,964
                                                                                                                     --------------
NET ASSETS APPLICABLE TO 22,912,132 SHARES OUTSTANDING - 100.00%                                                     $  250,310,563
                                                                                                                     ==============

*Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
**Variable Rate Notes. The interest rate shown is the rate as of November 30, 2004.
&An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of November 30, 2004.
^Zero coupon bond. The interest rate shown is the yield at the time of purchase.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - Insured by CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
ROLs - Residual Option Longs
SPA - Stand-by Purchase Agreement

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyager Insured Funds - Delaware Tax-Free Minnesota Insured Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At November 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                 $ 230,739,978
                                              -------------
Aggregate unrealized appreciation                16,404,460
Aggregate unrealized depreciation                  (222,839)
                                              -------------
Net unrealized appreciation                   $  16,181,621
                                              -------------

3. CREDIT AND MARKET RISKS
The Fund concentrates its investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Schedule of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1.   I have reviewed this report on Form N-Q of Voyageur Insured Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


        Jude T. Driscoll
        -----------------------
By:     Jude T. Driscoll
Title:  Chairman
Date:   January 28, 2005

                                  CERTIFICATION

I, Joseph H. Hastings, certify that:

1.   I have reviewed this report on Form N-Q of Voyageur Insured Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


        Joseph H. Hastings
        -----------------------
By:     Joseph H. Hastings
Title:  Chief Financial Officer
Date:   January 28, 2005

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYAGEUR INSURED FUNDS


        Jude T. Driscoll
        -----------------------
By:     Jude T. Driscoll
Title:  Chairman
Date:   January 28, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        Jude T. Driscoll
        -----------------------
By:     Jude T. Driscoll
Title:  Chairman
Date:   January 28, 2005


        Joseph H. Hastings
        -----------------------
By:     Joseph H. Hastings
Title:  Chief Financial Officer
Date:   January 28, 2005